INVENTORY (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORY
Schedule of inventory
December 31,	2016	2015
(millions of Canadian dollars)
Natural gas	594	627
Crude oil	634	477
Other commodities	5	7

	1,233	1,111